GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated August 13, 2014, to the Fund’s Prospectus for

Class AAA Shares, dated July 29, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Standard & Poor’s 500 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 5 of the Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the Standard & Poor’s (“S&P”) 500 Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI SRI FUND, INC.

(Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.61)% (quarter ended September 30, 2011).

Year to date total return for the six months ended June 30, 2014, was 4.49%.

Average Annual Total Returns (for the years ended December 31, 2013)	Past One Year	Past Five Years	Since Inception
Gabelli SRI Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	22.65%	18.20%	6.23%
Return After Taxes on Distributions	22.65%	17.60%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares	12.82%	14.58%	4.76%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	22.80%	14.92%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).